United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Quarter Ended: 09-30-09

Check her if Amendment [ ]; Amendment Number: ______
	This Amendment (check only one): 	[  ] is a restatement
						[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	 R & A Capital Management, LLC
Address: 360 Route 101, Suite 3A
	 Bedford, NH 03110

Form 13F File Number: 28-12423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Daniel Wyand
Title: Compliance Officer
Phone: 603-471-9909

Signature, Place and Date of Signing:

Daniel Wyand			Bedford, NH 			11-4-2009
____________________________	________________________          __________
	[Signature]		[City, State]		         [Date]

Report Type (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by otherreporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


List of Other Managers Reporting for this Manager:
No.	13F File Number	Name
1	28-11851	Aletheia Research and Management Inc
2	28-10562	AllianceBernstein L.P.
3	28-06126	Armstrong Shaw Associates
4	28-00158	Bank of America
5	28-07164	Bear Stearns Asset Management Inc
6	28-06213	Eagle Global Advisors
7	28-01887	GAMCO Investors, Inc.
8	28-04145	Gannett Welsh & Kotler
9	28-04981	Goldman Sachs Group, Inc.
10	28-04434	Harding Loevner Management LP
11	28-02013	Harris Associates L.P.
12	28-04496	Kalmar Investments
13	28-05651	KCM Investment Advisors
14	28-06810	Keeley Asset Managment Corp
15	28-05358	Lateef Management Assoc
16	28-10469	Lazard Asset Management LLC
17	28-05723	Metropolitan West Capital Management LLC
18	28-05734	Sands Capital Management, LLC
19	28-10472	Silvercrest Asset Management Group LLC
20	28-10613	Snow Capital
21	28-03697	Sound Shore Management Inc.
22	28-11338	SSgA Funds Management
23	28-04303	Standish Mellon Asset Management
24	28-10396	UBS
25	28-10220	Westfield Capital Management Company, LLC
26 	28-03432	Morgan Stanley
28	28-12966	O'Shaughnessy Asset Management
29	28-12592	Bank of New York Mellon
30	28-03459	Smith Asset Management

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:30

Form13F Informaiton Table Entry Total:7

Form13F Information Table Value Total: 62,878.617 (thousands)



						FORM 13F INFORMATION TABLE

						 VALUE 		SHARES  SH/  	INVSTMT VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS		CUSIP	 (X$1000)		PRN	 DSCRETN 	NONE
-------------- --------------		------	   -------	------	--- 	------	   	-----
ISHARES TR 	RUSSELL 1000 VALUE	464287598    56838	102437	SH	DSCRETN		102437
LAZARD FDS INC 	EMERGING MKTS		52106N889    861	49364	SH	DSCRETN		49364
POWERSHARES DB 	COMMODITY INDEX		73935S105    915	41498	SH	DSCRETN		41498
ISHARES TR	RUSSELL 1000 GROWTH	464287614    2262	48850	SH	DSCRETN		48850
ISHARES TR 	RUSSELL 2000 INDEX	464287655    1214	20450	SH	DSCRETN		20450
ACADIAN 	EMERGING MARKET		00758M162    622	39740	SH	DSCRETN		39740
COLUMBIA ACORN 	SMALL CAP		197199813    165	5015	SH	DSCRETN		5015